Acquisitions and Divestitures (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended													1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Canadian Division [Member] USD ($)	Dec. 31, 2012 Canadian Division [Member] USD ($)	Dec. 31, 2011 Canadian Division [Member] USD ($)	Dec. 31, 2013 USA Division [Member] USD ($)	Dec. 31, 2012 USA Division [Member] USD ($)	Dec. 31, 2011 USA Division [Member] USD ($)	Dec. 31, 2013 Corporate & Other [Member] USD ($)	Dec. 31, 2012 Corporate & Other [Member] USD ($)	Dec. 31, 2011 Ft. Lupton Natural Gas Processing Plant [Member] USA Division [Member] USD ($)	Dec. 31, 2011 South Piceance Natural Gas Gathering Assets [Member] USA Division [Member] USD ($)	Mar. 31, 2012 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2011 North Texas Natural Gas Producing Properties [Member] USA Division [Member] USD ($)	Dec. 31, 2012 Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Dec. 31, 2012 Natural Gas Processing Plants (Member) Canadian Division [Member] CAD item	Dec. 31, 2012 Parent Company [Member] Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member]	Feb. 29, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2013 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Dec. 31, 2012 Mitsubishi Corporation (member) Mitsubishi Cutbank Ridge Partnership [Member] Canadian Division [Member] CAD	Apr. 30, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 Toyota Tsusho (member) Toyota Tsusho Agreement (Member) Canadian Division [Member] CAD	Dec. 31, 2012 PetroChina (member) PetroChina Duvernay Partnership [Member] Canadian Division [Member] CAD
Acquisitions and Divestutures [Line Items]
Acquisitions	$ 184	$ 379	$ 515	$ 28	$ 139	$ 410	$ 156	$ 240	$ 105
Proceeds from divestitures	705	4,043	2,080	685	3,770	350	18	271	1,730	2	2	296	547	114	836		920
Number of plants sold																	2
Partnership Percentage																		60.00%			40.00%			49.90%
Total Investment by Partner																					2,900		600	2,180
Initial Investment by Partner																			1,450			100		1,180
Future Capital Investment Percentage																					40.00%
Subsequent Investment Amount																				1,450			500	1,000
Commitment Period																5 years							7 years	4 years
Capital Funding Percentage																		30.00%
Gross Overriding Royalty Interest																							32.50%